INCOME TAX - DEFERRED TAX (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward		$ 24,923,945		$ 18,039,466
Total deferred tax assets		27,804,582		18,980,304
Valuation allowance		(25,316,127)		(17,490,042)
Deferred tax assets, net of allowance		$ (2,488,455)		$ (1,490,262)
LifeSci Acquisition II Corp
Deferred tax assets:
Net operating loss carryforward	$ 6,802		$ 210
Startup/Organization Expenses	111,312
Total deferred tax assets	118,114		210
Valuation allowance	(118,114)		(210)
Operating Loss Carryforwards	$ 31,391		$ 1,000